FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Derivative Liabilities

Debt Derivative
Balance, January 1, 2021	$4,426,057
Increase resulting from initial issuance of additional convertible notes payable	1,824,340
Decreases resulting from conversion of convertible notes payable	(5,975,670)
Decreases resulting from payoff of convertible notes payable	(649,961)
Loss from change in fair value included in earnings	2,279,250
Balance, June 30, 2021	$1,904,016

Debt Derivative
Balance, December 31, 2019	$5,693,071
Increase resulting from initial issuances of additional convertible notes payable	1,714,442
Decreases resulting from conversion or payoff of convertible notes payable	(7,679,528)
Loss due to change in fair value included in earnings	4,698,072
Balance, December 31, 2020	$4,426,057